Shareholder Report, Line Graph (Details) LMA2400_ClearBridge Small Cap Growth Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 2,273,491	$ 1,829,779	$ 2,096,816	$ 2,981,889	$ 2,102,990	$ 1,650,884	$ 1,546,520	$ 1,302,949	$ 1,001,253	$ 1,000,000	$ 2,657,215
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	3,090,980	2,242,194	2,068,823	2,478,160	1,722,150	1,563,486	1,377,646	1,292,400	1,042,431	1,000,000	$ 3,734,291
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	$ 2,114,450	$ 1,549,156	$ 1,677,086	$ 2,267,016	$ 1,637,386	$ 1,444,315	$ 1,357,425	$ 1,303,557	$ 995,111	$ 1,000,000	$ 2,512,133